Related party disclosures - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Abstract]
Fixed and variable wages, social charges and benefits expensed in the year	$ 2,376	$ 1,896	$ 2,112
Share-based payment expense for the year	1,043	490	380
Board members fees to non-executive members	190	188	196
Total compensation expense for key management personnel	$ 3,609	$ 2,574	$ 2,688